Concentration of Major Customers and Suppliers	6 Months Ended
Jun. 30, 2025
Concentration of Major Customers and Suppliers [Abstract]
CONCENTRATION OF MAJOR CUSTOMERS AND SUPPLIERS

NOTE 14 - CONCENTRATION OF MAJOR CUSTOMERS AND SUPPLIERS

For the six months ended June 30, 2025, two customers accounted for approximately 22.5%, and 18.1% of the Company’s total revenues. For the six months ended June 30, 2024, two customers accounted for approximately 23.4% and 17.4% of the Company’s total revenues.

As of June 30, 2025, only one customer accounted for approximately 12.7% of the Company’s accounts receivable balance. As of December 31, 2024, two customers accounted for approximately 34.9% and 10.9% of the Company’s accounts receivable balance, respectively.

For the six months ended June 30, 2025, two suppliers accounted for approximately 13.3% and 10.3% of the total purchases. For the six months ended June 30, 2024, four suppliers accounted for approximately 13.9%, 13.6%, 13.5% and 11.0% of the total purchases.

As of June 30, 2025, only one supplier accounted for approximately 17.0% of the Company’s accounts payable balance. As of December 31, 2024, none of the suppliers accounted for more than 10.0% of the Company’s accounts payable balance.